CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (Parenthetical) (JPY ¥)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Cash dividends declared, per share	¥ 5,800	¥ 5,400	¥ 5,200